Taxes (Details) - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022
Taxes (Details) [Line Items]
Statutory income tax rate percentage	25.00%	25.00%
Income tax (''New EIT Law''), description	effective from January 1, 2008, both domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25% while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. EIT grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. Fujian Happiness, the Company’s main operating entity in PRC, was approved as HNTEs and is entitled to a reduced income tax rate of 15% from December 2019 to December 2022.
Deferred tax assets	$ 654,262		$ 3,796,492
Deferred tax liabilities	$ 1,774,698		$ 2,079,986
Hong Kong [Member]
Taxes (Details) [Line Items]
Statutory income tax rate percentage	16.50%